COMMITMENTS AND CONTINGENCIES - Schedule of Future Lease Payments (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 36,981	$ 36,981
2015	66,300	66,300
2016	69,216	69,216
2017	72,324	72,324
2018	75,648	75,648
Total	$ 320,469	$ 320,469